Average Annual Total Returns{- Fidelity Ohio Municipal Income Fund} - 12.31 Fidelity Ohio Municipal Funds Combo PRO-10 - Fidelity Ohio Municipal Income Fund	Fidelity Ohio Municipal Income Fund Return Before Taxes Past 1 year	Fidelity Ohio Municipal Income Fund Return Before Taxes Past 5 years	Fidelity Ohio Municipal Income Fund Return Before Taxes Past 10 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions Past 1 year	Fidelity Ohio Municipal Income Fund After Taxes on Distributions Past 5 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions Past 10 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Ohio Municipal Income Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Ohio Municipal Income Fund After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	IXYI1 Past 1 year	IXYI1 Past 5 years	IXYI1 Past 10 years
Total	4.28%	3.55%	4.52%	4.11%	3.43%	4.41%	3.61%	3.33%	4.22%	5.21%	3.91%	4.63%	5.47%	3.99%	5.04%